TRANSACTIONS WITH RELATED PARTIES - Detail of loans to and borrowings (Details) ₫ in Millions	1 Months Ended			12 Months Ended
	Dec. 31, 2024 VND (₫)	Dec. 31, 2024 USD ($)	Nov. 30, 2024 VND (₫)	Dec. 31, 2024 VND (₫)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 VND (₫)		Dec. 31, 2024 USD ($)
TRANSACTIONS WITH RELATED PARTIES
Outstanding receivables	₫ 4,275,751			₫ 4,275,751		₫ 2,425,455		$ 175,703,760
Maximum | VinFast Trading and Production JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction				60,000,000	$ 2,465,600,000
Grants | Vingroup JSC | Maximum | VinFast Trading and Production JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction				12,000,000	493,100,000
Grants | Pham Nhat Vuong | Maximum | VinFast Trading and Production JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction				24,000,000	986,200,000
Borrowings | Vingroup JSC | Maximum | VinFast Trading and Production JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction				24,000,000	$ 986,200,000
Grant Agreement | Pham Nhat Vuong | VinFast Trading and Production JSC
TRANSACTIONS WITH RELATED PARTIES
Loans to VinFast in accordance with the Capital Funding Agreement	5,000,000	$ 205,500,000
Grant Agreement | Mr. Pham, Asian Star and VIG ("Grantors") | VinFast Trading and Production JSC
TRANSACTIONS WITH RELATED PARTIES
Amount of transaction			₫ 50,000,000
Related party
TRANSACTIONS WITH RELATED PARTIES
Short-term amounts due from related parties	4,272,121			4,272,121		2,374,382	[1]	175,554,592
Other current liabilities	64,251,391			64,251,391		49,341,144	[1]	2,640,287,282
Other non-current liabilities	42,095,740			42,095,740		19,682,747	[1]	1,729,843,435
Related party | Short-term payables to and borrowings from related parties
TRANSACTIONS WITH RELATED PARTIES
Other current liabilities	64,251,391			64,251,391		49,341,144		2,640,287,282
Related party | Short-term borrowings
TRANSACTIONS WITH RELATED PARTIES
Other current liabilities	54,881,090			54,881,090		43,124,262		2,255,232,792
Related party | Short-term borrowings | Vinpearl JSC
TRANSACTIONS WITH RELATED PARTIES
Other current liabilities	40,788			₫ 40,788		₫ 16,504
Interest rate per annum				7.00%	7.00%	7.00%
Related party | Short-term borrowings | Vingroup JSC
TRANSACTIONS WITH RELATED PARTIES
Other current liabilities	54,840,302			₫ 54,840,302		₫ 43,107,758
Related party | Short-term borrowings | Vingroup JSC | Maximum
TRANSACTIONS WITH RELATED PARTIES
Interest rate per annum				12.00%	12.00%	12.00%
Related party | Short-term borrowings | Vingroup JSC | Minimum
TRANSACTIONS WITH RELATED PARTIES
Interest rate per annum				5.20%	5.20%	5.70%
Related party | Long-term payables to related parties
TRANSACTIONS WITH RELATED PARTIES
Other non-current liabilities	42,095,740			₫ 42,095,740		₫ 19,682,747		1,729,843,435
Related party | Long-term borrowings
TRANSACTIONS WITH RELATED PARTIES
Other non-current liabilities	23,953,281			23,953,281		2,385,697		$ 984,313,992
Related party | Long-term borrowings | Vingroup JSC
TRANSACTIONS WITH RELATED PARTIES
Other non-current liabilities	₫ 23,953,281			₫ 23,953,281		₫ 2,385,697
Related party | Long-term borrowings | Vingroup JSC | Maximum
TRANSACTIONS WITH RELATED PARTIES
Interest rate per annum				15.00%	15.00%	15.00%
Related party | Long-term borrowings | Vingroup JSC | Minimum
TRANSACTIONS WITH RELATED PARTIES
Interest rate per annum				9.175%	9.175%	14.50%

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control (Note 3).